Revenue, operating profit and segment analysis - Summary of analysis by business segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Revenue	£ 9,434	£ 9,161	£ 8,553	£ 7,244	£ 7,110
Adjusted operating profit	3,199	3,030	2,683	£ 2,210	£ 2,076
Risk
Disclosure of operating segments
Revenue	3,245	3,133	2,909
Scientific, technical & medical
Disclosure of operating segments
Revenue	3,051	3,062	2,909
Legal
Disclosure of operating segments
Revenue	1,899	1,851	1,782
Exhibitions
Disclosure of operating segments
Revenue	1,239	1,115	953
Operating segments
Disclosure of operating segments
Revenue	9,434	9,161	8,553
Adjusted operating profit	3,210	3,042	2,712
Operating segments | Risk
Disclosure of operating segments
Revenue	3,245	3,133	2,909
Adjusted operating profit	1,228	1,165	1,078
Operating segments | Scientific, technical & medical
Disclosure of operating segments
Revenue	3,051	3,062	2,909
Adjusted operating profit	1,172	1,165	1,100
Operating segments | Legal
Disclosure of operating segments
Revenue	1,899	1,851	1,782
Adjusted operating profit	412	393	372
Operating segments | Exhibitions
Disclosure of operating segments
Revenue	1,239	1,115	953
Adjusted operating profit	398	319	162
Unallocated central costs and other operating items
Disclosure of operating segments
Adjusted operating profit	£ (11)	£ (12)	(29)
Charge related to STM, incurred from exchange rate movements from translation of working capital items and outcome of hedging program			£ 24